Employee Benefit Plan, Related-Party and Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Related Party and Party-in-Interest Transactions [Text Block]	RELATED PARTIES AND PARTIES-IN-INTEREST TRANSACTIONS
Empower serves as Recordkeeper of the Plan. Empower Trust Company, LLC (Empower) serves as trustee of the Plan. Plan investments at December 31, 2025 and 2024 include shares of Parent common stock and the self-directed brokerage account administered by Empower. Therefore, these transactions qualify as exempt party-in-interest transactions. Fees incurred by the Plan for the investment management services are included in net appreciation in fair value of investments, as they are paid through revenue sharing, rather than a direct payment. Direct fees totaling $389,128 were paid to Empower in 2025. Empower Advisory Group, LLC, a wholly-owned subsidiary of Empower, provided managed investment services to certain participants and received fees totaling $808,951 in 2025. SageView Advisory Group serves as the ERISA 3(38) investment fiduciary manager for the Evergy 401(k) plan and received fees totaling $60,049.
As of December 31, 2025 and 2024, the Plan held 671,367 and 710,380 shares of common stock of Evergy, Inc., the sponsoring employer, respectively. During the year ended December 31, 2025, the Plan recorded dividend income from the Parent common stock of $1,838,703.